Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Selling and marketing expenses
Advertising costs	$ (90,190)	$ (30,785)	$ (154,634)	$ (72,976)	$ (164,929)	$ (81,814)
Employee benefits expenses	(555)	(188)	(838)	(377)	(827)	(366)
Selling and marketing expenses	$ (90,745)	$ (30,973)	$ (155,472)	$ (73,353)	$ (165,756)	$ (82,180)